STOCK BASED COMPENSATION (Tables)	12 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
SUMMARY OF STOCK OPTION ACTIVITIES

The table below summarized the stock option activities and related information during the fiscal years ended September 30, 2025, 2024, and 2023.

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
		(JPY)	(Years)
Outstanding as of September 30, 2022	26,400	1,205	6.34
Granted	17,258	6,195	10.00
Forfeited/cancelled	(2,500)	2,300	-
Exercised	-	-	-
Outstanding as of September 30, 2023	41,158	3,231	7.08
Granted	-	-	-
Forfeited/cancelled	(4,402)	5,500	-
Exercised	-	-	-
Outstanding as of September 30, 2024	36,756	2,959	5.77
Granted	-	-	-
Forfeited/cancelled	-	-	-
Exercised	-	-	-
Outstanding as of September 30, 2025	36,756	2,959	4.77
Vested and exercisable as of September 30, 2025	30,756	2,073	4.20

SCHEDULE OF SIGNIFICANT ASSUMPTIONS USED IN MODEL TO ESTIMATE THE FAIR VALUE OF STOCK OPTIONS

The fair value of the stock options was estimated as of the date of grant using the binomial model with the assistance of a third-party valuation appraiser. The following table summarizes the significant assumptions used in the model to estimate the fair value of the stock options during the fiscal years ended September 30, 2025, 2024, and 2023.

	For the Fiscal Years Ended September 30,
	2025	2024	2023
Expected volatility	-	-	51.11%
Risk-free rate	-	-	0.455%
Dividend yield	-	-	0%
Exercise term	-	-	10 years
Stock price at grant date	-	-	¥914
Exercise price	-	-	¥6,195